Basis of Presentation and General information, Assets and Liabilities of Toro (Details) - USD ($)	Jun. 30, 2023	Mar. 07, 2023	Dec. 31, 2022	Jun. 30, 2022
Assets and Liabilities [Abstract]
Cash and cash equivalents	$ 28,574,177		$ 100,593,557	$ 104,387,715
Accounts receivable trade, net	1,555,075		2,706,412
Due from related parties - current	5,458,734		2,437,354
Inventories	1,962,110		1,939,689
Prepaid expenses and other assets	1,442,202		2,065,539
Vessels, net	302,550,388		343,408,466
Due from related parties, non-current	3,044,495		3,514,098
Prepaid expenses and other assets, non-current	1,220,000		1,626,000
Deferred charges, net	4,270,214		5,357,816
Accounts payable	(2,754,118)		(7,593,981)
Accrued liabilities	(4,753,790)		(5,494,043)
Long-term debt, net	(85,013,187)		(109,600,947)
Related Party [Member]
Assets and Liabilities [Abstract]
Due to Related Parties	(3,369,200)		(2,664,976)
Related Party [Member] | Toro Corp [Member]
Assets and Liabilities [Abstract]
Cash and cash equivalents		$ 61,359,774
Accounts receivable trade, net		6,767,408
Due from related parties - current	$ 27,602	4,528,948	$ 0
Inventories		890,523
Prepaid expenses and other assets		1,447,062
Vessels, net		91,492,003
Restricted Cash		700,000
Due from related parties, non-current		1,708,474
Prepaid expenses and other assets, non-current		4,449,999
Deferred charges, net		2,685,922
Due to Related Parties		(3,001,865)
Accounts payable		(2,432,095)
Accrued liabilities		(3,041,530)
Long-term debt, net		(12,413,056)
Net assets of Toro		155,141,567
Less Investment in Preferred Shares of Toro issued as part of Spin-Off		(117,222,135)
Distribution of net assets of Toro to shareholders		$ 37,919,432